Shareholders' Equity (Share Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity [Abstract]
Outstanding, beginning balance	309,792	519,785	1,173,433
Forfeited and cancelled	(12,876)	(10,750)	(43,159)
Exercised	(206,991)	(199,243)	(610,489)
Outstanding, ending balance	89,925	309,792	519,785
Excercisable at year end	63,253	225,110	217,976
Exercisable at December 31, 2020	63,253
Weighted average exercise price, Outstanding, beginning balance	$ 3.29	$ 3.16	$ 2.80
Weighted average exercise price, Forfeited and cancelled	3.74	2.41	2.53
Weighted average exercise price, Exercised	3.04	2.69	2.79
Weighted average exercise price, Outstanding, ending balance	3.80	3.29	3.16
Weighted average exercise price, Exercisable, ending balance	3.55	$ 3.08	$ 2.85
Weighted average exercise price, Exercisable at December 31, 2020	$ 3.55
Weighted average Remaining Contractual term (years), Outstanding	2 years 3 months 10 days
Weighted average Remaining Contractual term (years), Exercisable	1 year 7 months 28 days
Aggregate intrinsic Value, Outstanding	$ 1,628	$ 2,343	$ 1,886
Aggregate intrinsic Value, Exercisable	$ 1,161	$ 1,746	$ 855